UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2012

Semi-Annual

Repor t

Legg Mason BW

Absolute Return

Opportunities

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason BW Absolute Return Opportunities Fund

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities Fund for the six-month reporting period ended April 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective February 22, 2012, the Fund’s Portfolio Managers are Stephen S. Smith, David F. Hoffman, CFA and John P. McIntyre, CFA. Brian Hess is the Fund’s Associate Portfolio Manager. The Fund’s Portfolio Managers are responsible for the day-to-day management of the Fund.

Messrs. Smith and Hoffman have been responsible for the day-to-day management of the Fund since 2011. Mr. McIntyre has been a part of the Fund’s portfolio management team since 2011. Mr. Hess joined the portfolio management team in February 2012. Messrs. McIntyre and Hess are also the Fund’s Senior Research Analysts, responsible for research and market insight for the Fund. Messrs. Smith, Hoffman, McIntyre and Hess are employed by Brandywine Global Investment Management, LLC.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

May 31, 2012

Legg Mason BW Absolute Return Opportunities Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended April 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.8% in the third quarter of 2011. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department’s second estimate for first quarter 2012 GDP growth was 1.9%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.9%. Unemployment then generally declined over the next six months and was 8.1% in April 2012, the lowest rate since January 2009. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 3.4% on a seasonally adjusted basis in April 2012 versus the previous month. In addition, the NAR reported that the median existing-home price for all housing types was $177,400 in April 2012, up 10.1% from April 2011. Despite these positives, the inventory of unsold homes rose 9.5% in April versus the previous month.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. After falling to 52.4 in February, the PMI rose to 53.4 in March and 54.8 in April. In addition, sixteen of the eighteen industries tracked by the Institute for Supply Management expanded in April. By comparison, fifteen and eleven industries expanded in March and February, respectively.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4.0% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason BW Absolute Return Opportunities Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 2.17%, respectively. Two-year Treasuries hit their low for the reporting period of 0.21% in mid-January 2012, and ten-year Treasuries reached their reporting period trough of 1.83% in late January 2012. With the economy gathering some momentum, Treasury yields moved higher toward the end of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March and April given renewed fears over the European sovereign debt crisis. When the reporting period ended on April 30, 2012, two-year Treasury yields were 0.27% and ten-year Treasury yields were 1.95%.

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. Looking back, in August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” The Fed repeated this point at its meeting in April, saying “To support a stronger economic recovery and to help ensure that inflation, over time, is at the rate most consistent with its dual mandate, the Committee expects to maintain a highly accommodative stance for monetary policy.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011. In December, the ECB lowered interest rates to 1.00%, equaling its all-time low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. With growth rates declining, both China and India lowered their cash reserve ratio for banks during the reporting period. This could be a precursor to lowering interest rates if global growth stalls further.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. A flight to quality occurred in November given fears regarding the European sovereign debt crisis. Risk appetite returned over the next three months of the period, due to some better-than-expected economic data in the U.S. and signs of progress in the European situation. However, concerns related to Europe triggered another bout of risk aversion in March and for much of April. For the six months ended April 30, 2012, the Barclays Capital U.S. Aggregate Indexv returned 2.44%.

Legg Mason BW Absolute Return Opportunities Fund	V

Q. How did the high-yield market perform over the six months ended April 30, 2012?

A. The U.S. high-yield bond market generated a solid gain during the reporting period. The asset class declined during the first month of the period due to the escalating European sovereign debt crisis. Against this backdrop, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvi fell 2.16% in November. However, it rallied during four of the last five months of the period as risk appetite returned at times and investors looked to generate incremental yield in the low interest rate environment. All told, the high-yield market gained 6.91% for the six months ended April 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. Despite periods of volatility, the asset class generated strong results for the six-month reporting period. In general, emerging market debt was supported by solid growth in developing countries and overall solid demand. These factors more than offset periods of weakness triggered by fears that China’s economy would experience a hard landing, geopolitical issues and decelerating growth in many developed countries. Overall, the JPMorgan Emerging Markets Bond Index Globalvii returned 7.33% over the six months ended April 30, 2012.

Performance review

For the six months ended April 30, 2012, Class A shares of Legg Mason BW Absolute Return Opportunities Fund, excluding sales charges, returned 4.06%. The Fund’s unmanaged benchmark, the Citigroup 90-Day U.S. Treasury Bill Indexviii, returned 0.02% for the same period. The Lipper Absolute Return Funds Category Average1 returned 1.16% over the same time frame.

Performance Snapshot as of April 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Absolute Return Opportunities Fund:
Class A	4.06%
Class C	3.80%
Class FI	3.96%
Class R	3.83%
Class I	4.14%
Citigroup 90-Day U.S. Treasury Bill Index	0.02%
Lipper Absolute Return Funds Category Average[1]	1.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2012 for Class A, Class C, Class FI, Class R and Class I shares were 2.35%, 1.90%, 2.42%, 2.18% and 2.77%, respectively. Absent fee waivers and/or

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 272 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason BW Absolute Return Opportunities Fund

Investment commentary (cont’d)

expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class R and Class I shares would have been 2.25%, 1.82%, 2.14%, 1.90% and 2.58%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 29, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 1.81%, 2.29%, 1.97%, 2.22% and 1.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.20% for Class A shares, 1.70% for Class C shares, 1.20% for Class FI shares, 1.45% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

May 31, 2012

RISKS: Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason BW Absolute Return Opportunities Fund	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Barclays Capital U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144-As are also included.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

viii	The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2012 and October 31, 2011 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2011 and held for the six months ended April 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.06%	$1,000.00	$1,040.60	1.16%	$5.89	Class A	5.00%	$1,000.00	$1,019.10	1.16%	$5.82
Class C	3.80	1,000.00	1,038.00	1.66	8.41	Class C	5.00	1,000.00	1,016.61	1.66	8.32
Class FI	3.96	1,000.00	1,039.60	1.20	6.09	Class FI	5.00	1,000.00	1,018.90	1.20	6.02
Class R	3.83	1,000.00	1,038.30	1.45	7.35	Class R	5.00	1,000.00	1,017.65	1.45	7.27
Class I	4.14	1,000.00	1,041.40	0.85	4.31	Class I	5.00	1,000.00	1,020.64	0.85	4.27

[1]	For the six months ended April 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2012

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 37.0%
Consumer Discretionary — 2.0%
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	8.000%	1/15/18	110,000	$117,562
Automobiles — 1.6%
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,130,000	1,147,768
Media — 0.3%
Charter Communications Inc., Senior Notes	6.500%	4/30/21	45,000	47,025
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	155,000	156,744	(a)
Total Media				203,769
Total Consumer Discretionary				1,469,099
Energy — 1.5%
Energy Equipment & Services — 0.6%
Transocean Inc., Senior Notes	7.350%	12/15/41	385,000	471,528
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp., Senior Notes	7.625%	7/15/13	510,000	530,400
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	110,000	108,350	(a)
Total Oil, Gas & Consumable Fuels				638,750
Total Energy				1,110,278
Financials — 28.0%
Capital Markets — 4.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Senior Notes	7.000%	5/20/22	115,000	117,300
Goldman Sachs Group Inc., Senior Notes	0.866%	7/22/15	1,525,000	1,404,953	(b)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	495,000	500,919
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	380,000	420,818
Morgan Stanley, Senior Notes	1.446%	4/29/13	199,000	196,387	(b)
Morgan Stanley, Senior Notes	3.006%	5/14/13	500,000	500,896	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	425,000	424,228
Total Capital Markets				3,565,501
Commercial Banks — 10.4%
Bank Nederlandse Gemeenten NV, Senior Notes	1.875%	3/1/13	130,000	131,213
BNZ International Funding Ltd., Senior Notes	2.625%	6/5/12	1,180,000	1,182,083
CIT Group Inc., Secured Notes	4.750%	2/15/15	30,000	30,600	(a)
Erste Abwicklungsanstalt, Senior Notes	0.818%	10/1/12	1,200,000	1,198,734	(b)
Fifth Third Bancorp, Bonds	0.894%	12/20/16	615,000	572,992	(b)
FIH Erhvervsbank A/S, Senior Notes	2.450%	8/17/12	535,000	537,858	(a)
ING Bank NV, Senior Notes	1.875%	6/9/14	920,000	910,590	(a)(b)

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Banks — continued
KFW, Bonds	1.875%	1/14/13	530,000		$535,345
Landwirtschaftliche Rentenbank, Senior Notes	0.530%	2/12/13	615,000		615,070	(a)(b)
Landwirtschaftliche Rentenbank, Senior Notes	3.250%	3/15/13	735,000		752,668
Nederlandse Waterschapsbank NV, Senior Notes	2.000%	10/20/12	1,125,000		1,130,513
Total Commercial Banks					7,597,666
Diversified Financial Services — 10.7%
Bank of America Corp., Senior Notes	6.500%	8/1/16	905,000		989,456
Citigroup Inc., Senior Notes	2.947%	5/18/12	800,000	NZD	653,865	(b)
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,230,000		1,326,426
European Investment Bank, Senior Bonds	1.625%	3/15/13	615,000		621,548
European Investment Bank, Senior Bonds	1.250%	9/17/13	1,275,000		1,285,326
European Investment Bank, Senior Notes	2.875%	3/15/13	1,005,000		1,025,209
General Electric Capital Corp., Senior Notes	1.114%	6/2/14	465,000		463,898	(b)
JPMorgan Chase & Co., Senior Notes	1.266%	1/24/14	380,000		381,906	(b)
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	345,000		367,498
Network Rail Infrastructure Finance PLC, Senior Secured Notes	1.750%	3/18/13	660,000		667,214
Total Diversified Financial Services					7,782,346
Insurance — 1.4%
Hartford Financial Services Group Inc., Senior Notes	6.625%	4/15/42	985,000		1,026,563
Real Estate Investment Trusts (REITs) — 0.0%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	25,000		27,563
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	420,000		421,879
Total Financials					20,421,518
Health Care — 1.8%
Biotechnology — 1.0%
Amgen Inc., Senior Notes	5.150%	11/15/41	720,000		750,346
Health Care Providers & Services — 0.6%
HCA Inc., Senior Notes	6.950%	5/1/12	330,000		330,000
HCA Inc., Senior Notes	7.500%	2/15/22	105,000		113,006
Total Health Care Providers & Services					443,006
Pharmaceuticals — 0.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Senior Notes	7.750%	9/15/18	90,000		98,325
Total Health Care					1,291,677
Industrials — 0.5%
Machinery — 0.3%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	220,000		234,850

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	5

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Road & Rail — 0.2%
Hertz Corp., Senior Notes	7.625%	6/1/12	156,000		$156,587
Total Industrials					391,437
Information Technology — 0.6%
Computers & Peripherals — 0.6%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	420,000		443,802
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.1%
Digicel Ltd., Senior Notes	7.000%	2/15/20	1,350,000		1,360,125	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	110,000		114,950
Total Diversified Telecommunication Services					1,475,075
Wireless Telecommunication Services — 0.3%
Oi S.A., Senior Notes	5.750%	2/10/22	230,000		235,750	(a)
Total Telecommunication Services					1,710,825
Utilities — 0.2%
Independent Power Producers & Energy Traders — 0.2%
AES Corp., Senior Notes	7.375%	7/1/21	105,000		116,812	(a)
Total Corporate Bonds & Notes (Cost — $26,603,871)					26,955,448
Collateralized Mortgage Obligations — 3.9%
Countrywide Alternative Loan Trust, 2005-23CB A15	5.500%	7/25/35	697,803		623,189
Countrywide Home Loan Mortgage Pass Through Trust, 2007-13 A4 PAC	6.000%	8/25/37	106,980		104,159
Countrywide Home Loans, 2005-30 A5	5.500%	1/25/36	874,692		847,654
JPMorgan Mortgage Trust, 2005-A8 2A1	2.589%	11/25/35	234,690		230,955	(b)
Structured Asset Securities Corp., 2005-15 2A7	5.500%	8/25/35	180,000		157,500
WaMu Mortgage Pass-Through Certificates, 2006-AR8 3A1	5.402%	8/25/36	666,535		628,119	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR19 A1	5.421%	12/25/36	292,967		274,660	(b)
Total Collateralized Mortgage Obligations (Cost — $2,844,380)					2,866,236
Sovereign Bonds — 35.5%
Brazil — 1.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	1,605,000	BRL	814,773
Hungary — 4.0%
Hungary Government Bond	5.500%	2/12/16	568,000,000	HUF	2,414,216
Hungary Government Bond	7.500%	11/12/20	115,000,000	HUF	510,851
Total Hungary					2,925,067
Malaysia — 4.0%
Government of Malaysia	3.718%	6/15/12	4,105,000	MYR	1,357,627

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Malaysia — continued
Government of Malaysia, Senior Bonds	3.702%	2/25/13	1,845,000	MYR	$612,951
Government of Malaysia, Senior Bonds	5.094%	4/30/14	2,675,000	MYR	917,976
Total Malaysia					2,888,554
Mexico — 8.0%
Mexican Bonos, Bonds	8.500%	5/31/29	66,000,000	MXN	5,849,879
New Zealand — 2.0%
Government of New Zealand	6.000%	5/15/21	1,525,000	NZD	1,450,129
Poland — 4.4%
Republic of Poland, Bonds	5.250%	10/25/20	10,175,000	PLN	3,209,999
South Africa — 3.8%
Republic of South Africa, Bonds	6.750%	3/31/21	12,325,000	ZAR	1,493,425
Republic of South Africa, Bonds	6.500%	2/28/41	12,665,000	ZAR	1,237,768
Total South Africa					2,731,193
South Korea — 4.0%
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	1,057,100,000	KRW	929,051
Korea Treasury Bond, Senior Bonds	5.750%	9/10/18	2,020,000,000	KRW	1,995,423
Total South Korea					2,924,474
United Kingdom — 4.2%
United Kingdom Gilt, Bonds	4.500%	3/7/13	1,805,000	GBP	3,030,074
Total Sovereign Bonds (Cost — $25,689,107)					25,824,142
Total Investments Before Short-term Investments (Cost — $55,137,358)					55,645,826
Short-Term Investments — 16.6%
U.S. Government Obligations — 16.6%
U.S. Treasury Bills (Cost — $12,078,151)	0.095%	6/28/12	12,080,000		12,078,151	(c)
Total Investments — 93.0% (Cost — $67,215,509#)					67,723,977
Other Assets in Excess of Liabilities — 7.0%					5,136,448
Total Net Assets — 100.0%					$72,860,425

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	7

Legg Mason BW Absolute Return Opportunities Fund

Abbreviations used in this schedule:
BRL	— Brazilian Real
GBP	— British Pound
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PAC	— Planned Amortization Class
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2012

Assets:
Investments, at value (Cost — $67,215,509)	$67,723,977
Foreign currency, at value (Cost — $445,314)	446,149
Cash	3,156,523
Receivable for securities sold	1,918,453
Unrealized appreciation on forward foreign currency contracts	779,009
Interest receivable	750,190
Deposits with brokers for open futures contracts	657,344
Receivable for Fund shares sold	229,548
Prepaid expenses	29,247
Total Assets	75,690,440

Liabilities:
Payable for securities purchased	1,776,232
Unrealized depreciation on forward foreign currency contracts	461,370
Payable to broker — variation margin on open futures contracts	292,444
Payable for Fund shares repurchased	135,467
Investment management fee payable	30,246
Service and/or distribution fees payable	16,448
Accrued foreign capital gains tax	6,469
Distributions payable	5,992
Trustees’ fees payable	1,657
Accrued expenses	103,690
Total Liabilities	2,830,015
Total Net Assets	$72,860,425

Net Assets:
Par value (Note 7)	$60
Paid-in capital in excess of par value	71,755,001
Overdistributed net investment income	(40,970)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	610,736
Net unrealized appreciation on investments, futures contracts and foreign currencies	535,598
Total Net Assets	$72,860,425

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	9

Shares Outstanding:
Class A	2,208,683
Class C	1,467,799
Class FI	852
Class R	851
Class I	2,291,573

Net Asset Value:
Class A (and redemption price)	$12.21
Class C (and redemption price)	$12.21
Class FI (and redemption price)	$12.20
Class R (and redemption price)	$12.20
Class I (and redemption price)	$12.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$12.49

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2012

Investment Income:
Interest	$930,409
Less: Foreign taxes withheld	(2,510)
Total Investment Income	927,899

Expenses:
Investment management fee (Note 2)	175,367
Service and/or distribution fees (Notes 2 and 5)	88,140
Offering costs	60,198
Registration fees	27,608
Audit and tax	22,080
Custody fees	18,318
Shareholder reports	16,651
Trustees’ fees	15,969
Transfer agent fees (Note 5)	13,327
Legal fees	11,212
Fund accounting fees	9,841
Insurance	903
Miscellaneous expenses	2,183
Total Expenses	461,797
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(132,739)
Net Expenses	329,058
Net Investment Income	598,841

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	334,025
Futures contracts	(341,538)
Foreign currency transactions	737,749
Net Realized Gain	730,236
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	682,839
Futures contracts	(292,718)
Foreign currencies	257,292
Change in Net Unrealized Appreciation (Depreciation)	647,413
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,377,649
Increase in Net Assets from Operations	$1,976,490

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2012 (unaudited) and the Period Ended October 31, 2011	2012	2011†

Operations:
Net investment income	$598,841	$419,178
Net realized gain (loss)	730,236	(168,347)
Change in net unrealized appreciation (depreciation)	647,413	(111,815)
Increase in Net Assets From Operations	1,976,490	139,016

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(540,110)	(377,394)
Net realized gains	(205,099)	—
Decrease in Net Assets From Distributions to Shareholders	(745,209)	(377,394)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	38,001,770	45,302,148
Reinvestment of distributions	724,341	303,985
Cost of shares repurchased	(10,462,991)	(2,001,731)
Increase in Net Assets From Fund Share Transactions	28,263,120	43,604,402
Increase in Net Assets	29,494,401	43,366,024

Net Assets:
Beginning of period	43,366,024	—
End of period*	$72,860,425	$43,366,024
* Includes overdistributed net investment income of:	$(40,970)	$(99,701)

†	For the period February 28, 2011 (inception date) through October 31, 2011.

See Notes to Financial Statements.

12	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$11.91	$12.00

Income (loss) from operations:
Net investment income	0.13	0.16
Net realized and unrealized gain (loss)	0.35	(0.10)
Total income from operations	0.48	0.06

Less distributions from:
Net investment income	(0.12)	(0.15)
Net realized gains	(0.06)	—
Total distributions	(0.18)	(0.15)

Net asset value, end of period	$12.21	$11.91
Total return[4]	4.06%	0.51%

Net assets, end of period (000s)	$26,957	$22,560

Ratios to average net assets:
Gross expenses[5]	1.66%	2.41%
Net expenses[5,6,7,8]	1.16	1.20
Net investment income[5]	2.25	2.05

Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$11.91	$12.00

Income (loss) from operations:
Net investment income	0.11	0.12
Net realized and unrealized gain (loss)	0.34	(0.10)
Total income from operations	0.45	0.02

Less distributions from:
Net investment income	(0.09)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.15)	(0.11)

Net asset value, end of period	$12.21	$11.91
Total return[4]	3.80%	0.18%

Net assets, end of period (000s)	$17,915	$14,569

Ratios to average net assets:
Gross expenses[5]	2.17%	2.90%
Net expenses[5,6,7,8]	1.66	1.70
Net investment income[5]	1.76	1.56

Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2012[2]

Net asset value, beginning of period	$11.91

Income from operations:
Net investment income	0.14
Net realized and unrealized gain	0.33
Total income from operations	0.47

Less distributions from:
Net investment income	(0.12)
Net realized gains	(0.06)
Total distributions	(0.18)

Net asset value, end of period	$12.20
Total return[3]	3.96%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.89%
Net expenses[4,5,6,7]	1.20
Net investment income[4]	2.27

Portfolio turnover rate	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (inception date) through April 30, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$11.91

Income from operations:
Net investment income	0.12
Net realized and unrealized gain	0.34
Total income from operations	0.46

Less distributions from:
Net investment income	(0.11)
Net realized gains	(0.06)
Total distributions	(0.17)

Net asset value, end of period	$12.20
Total return[3]	3.83%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	2.15%
Net expenses[4,5,6,7]	1.45
Net investment income[4]	2.02

Portfolio turnover rate	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2011 (inception date) through April 30, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$11.91	$12.00

Income (loss) from operations:
Net investment income	0.16	0.19
Net realized and unrealized gain (loss)	0.33	(0.10)
Total income from operations	0.49	0.09

Less distributions from:
Net investment income	(0.14)	(0.18)
Net realized gains	(0.06)	—
Total distributions	(0.20)	(0.18)

Net asset value, end of period	$12.20	$11.91
Total return[4]	4.14%	0.76%

Net assets, end of period (000s)	$27,968	$6,217

Ratios to average net assets:
Gross expenses[5]	1.29%	2.15%
Net expenses[5,6,7,8]	0.85	0.85
Net investment income[5]	2.66	2.44

Portfolio turnover rate	58%	105%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period February 28, 2011 (inception date) through October 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair

18	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$26,955,448	—	$26,955,448
Collateralized mortgage obligations	—	2,866,236	—	2,866,236
Sovereign bonds	—	25,824,142	—	25,824,142
Total long-term investments	—	$55,645,826	—	$55,645,826
Short-term investments†	—	12,078,151	—	12,078,151
Total investments	—	$67,723,977	—	$67,723,977
Other financial instruments:
Forward foreign currency contracts	—	779,009	—	779,009
Total	—	$68,502,986	—	$68,502,986

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$292,718	—	—	$292,718
Forward foreign currency contracts	—	$461,370	—	461,370
Total	$292,718	$461,370	—	$754,088

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

20	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	21

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

22	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $461,370. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared daily and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	23

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Brazilian securities held by the Fund are subject to capital gains tax in that country. As of April 30, 2012, there were $6,469 of capital gains tax liabilities accrued on unrealized gains.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 70% of the net management fee it receives from the Fund.

24	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, FI, R and I shares did not exceed 1.20%, 1.70%, 1.20%, 1.45% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended April 30, 2012, fees waived and/or expenses reimbursed amounted to $132,739.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these agreements, at April 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I
Expires October 31, 2014	$130,550	$107,151	—	—	$30,613
Expires October 31, 2015	62,370	39,250	$22	$10	31,049
Fee waivers/expense reimbursements subject to recapture	$192,920	$146,401	$22	$10	$61,662

For the six months ended April 30, 2012, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective August 1, 2012, the CDSC will apply to the redemption of Class A shares within 18 months of purchase.

For the six months ended April 30, 2012, LMIS and its affiliates received sales charges of approximately $300 on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended April 30, 2012.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	25

may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2012, Legg Mason and its affiliates owned 28.1% of the Fund.

3. Investments

During the six months ended April 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$48,806,023	$456,715
Sales	21,668,493	988,736

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$762,509
Gross unrealized depreciation	(254,041)
Net unrealized appreciation	$508,468

At April 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
German Euro Bund	75	6/12	$13,714,348	$14,007,066	$(292,718)

At April 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (loss)
Contracts to Buy:
Brazilian Real	Barclays Bank PLC	1,390,000	$728,731	5/3/12	$(7,498)
Turkish Lira	Barclays Bank PLC	3,941,000	2,238,632	5/10/12	26,451
Chilean Peso	HSBC Bank USA, N.A.	172,520,000	354,529	5/23/12	6,930
Chilean Peso	HSBC Bank USA, N.A.	121,300,000	249,272	5/23/12	(189)
Chilean Peso	HSBC Bank USA, N.A.	141,600,000	290,988	5/23/12	4,985
Turkish Lira	HSBC Bank USA, N.A.	576,000	325,635	5/31/12	4,207
Turkish Lira	HSBC Bank USA, N.A.	637,000	360,121	5/31/12	10,043
British Pound	HSBC Bank USA, N.A	1,706,000	2,768,056	6/1/12	67,526
British Pound	HSBC Bank USA, N.A	223,000	361,827	6/1/12	11,694
British Pound	HSBC Bank USA, N.A	70,000	113,578	6/1/12	2,818
Chilean Peso	HSBC Bank USA, N.A	654,480,000	1,322,031	10/18/12	6,071
					133,038

26	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (loss)
Contracts to Sell:
Brazilian Real	Barclays Bank PLC	1,390,000	$728,731	5/3/12	$47,458
Euro	Barclays Bank PLC	1,860,000	2,462,112	5/3/12	(22,834)
Euro	Citibank N.A.	7,188,000	9,514,873	5/3/12	(66,966)
Euro	HSBC Bank USA, N.A.	2,734,000	3,619,040	5/3/12	(13,099)
Euro	UBS AG	1,310,000	1,734,068	5/3/12	(15,234)
Japanese Yen	Barclays Bank PLC	142,000,000	1,778,687	5/8/12	(22,324)
Japanese Yen	Barclays Bank PLC	20,190,000	252,899	5/8/12	(12,080)
Japanese Yen	Barclays Bank PLC	231,881,000	2,904,533	5/8/12	125,906
Japanese Yen	Citibank N.A.	305,990,000	3,832,819	5/8/12	(82,542)
Japanese Yen	Citibank N.A.	749,939,000	9,393,708	5/8/12	457,450
New Zealand Dollar	Morgan Stanley & Co. Inc.	800,000	653,325	5/18/12	(28,048)
New Zealand Dollar	Citibank N.A.	3,695,000	3,012,839	6/11/12	(27,279)
New Zealand Dollar	HSBC Bank USA, N.A	356,000	290,276	6/11/12	(487)
Australian Dollar	HSBC Bank USA, N.A.	5,649,000	5,842,211	7/11/12	(80,853)
Swiss Franc	Citibank N.A.	5,138,000	5,666,528	7/18/12	(71,407)
Brazilian Real	Barclays Bank PLC	1,390,000	716,507	8/2/12	7,470
Euro	Citibank N.A.	13,092,000	17,339,886	8/3/12	(10,530)
					184,601
Net unrealized gain on open forward foreign currency contracts					$317,639

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2012.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$779,009

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$292,718	—	$292,718
Forward foreign currency contracts	—	$461,370	461,370
Total	$292,718	$461,370	$754,088

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2012. The first table provides additional detail about the amounts and sources of

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	27

gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(341,538)	—	$(341,538)
Forward foreign currency contracts	—	$750,148	750,148
Total	$(341,538)	$750,148	$408,610

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(292,718)	—	$(292,718)
Forward foreign currency contracts	—	$240,096	240,096
Total	$(292,718)	$240,096	$(52,622)

During the six months ended April 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$10,569,101
Forward foreign currency contracts (to buy)	14,856,373
Forward foreign currency contracts (to sell)	43,814,213

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.50% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$30,810	$6,008
Class C	57,292	3,488
Class FI	13	13
Class R	25	13
Class I	—	3,805
Total	$88,140	$13,327

28	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived	Waivers/Expense Reimbursements
Class A	—	$62,370
Class C	—	39,250
Class FI	$13	22
Class R	25	10
Class I	—	31,049
Total	$38	$132,701

6. Distributions to shareholders by class

	Six Months Ended April 30, 2012	Period Ended October 31, 2011
Net Investment Income:
Class A	$250,974	$201,206	[1]
Class C	117,636	124,113	[1]
Class FI	103	—	[2]
Class R	90	—	[2]
Class I	171,307	52,075	[1]
Total	$540,110	$377,394

Net Realized Gains
Class A	$106,956	—
Class C	69,198	—
Class FI	48	—
Class R	47	—
Class I	28,850	—
Total	$205,099	—

[1]	For the period February 28, 2011 (inception date) through October 31, 2011.

[2]	The inception date of Class FI and Class R is October 31, 2011. These classes are not reflected in the table for the period ended October 31, 2011.

7. Shares of beneficial interest

At April 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share for Class A, C, FI, R, and I. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report	29

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2012		Period Ended October 31, 2011
	Shares	Amount	Shares		Amount
Class A
Shares sold	812,736	$9,845,634	2,008,764	[1]	$24,042,160	[1]
Shares issued on reinvestment	29,797	357,902	13,588	[1]	161,754	[1]
Shares repurchased	(527,420)	(6,407,722)	(128,782)	[1]	(1,530,468)	[1]
Net increase	315,113	$3,795,814	1,893,570	[1]	$22,673,446	[1]

Class C
Shares sold	340,445	$4,168,108	1,236,781	[1]	$14,833,254	[1]
Shares issued on reinvestment	15,534	186,278	7,902	[1]	94,110	[1]
Shares repurchased	(111,014)	(1,346,519)	(21,849)	[1]	(259,130)	[1]
Net increase	244,965	$3,007,867	1,222,834	[1]	$14,668,234	[1]

Class FI
Shares sold	—	$—	840	[2]	$10,000	[2]
Shares issued on reinvestment	12	151	—		—
Net increase	12	$151	840	[2]	$10,000	[2]

Class R
Shares sold	—	$—	840	[2]	$10,000	[2]
Shares issued on reinvestment	11	137	—		—
Net increase	11	$137	840	[2]	$10,000	[2]

Class I
Shares sold	1,979,177	$23,988,028	535,590	[1]	$6,406,734	[1]
Shares issued on reinvestment	14,860	179,873	4,050	[1]	48,121	[1]
Shares repurchased	(224,222)	(2,708,750)	(17,882)	[1]	(212,133)	[1]
Net increase	1,769,815	$21,459,151	521,758	[1]	$6,242,722	[1]

[1]	For the period February 28, 2011 (inception date) through October 31, 2011.

[2]	For the period October 31, 2011 (inception date).

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on February 28, 2013. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended April 30, 2012.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and

30	Legg Mason BW Absolute Return Opportunities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason BW

Absolute Return Opportunities Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Absolute Return Opportunities Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/12 SR12-1663

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date: June 22, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Legg Mason Global Asset Management Trust

Date: June 22, 2012